CASH AND CASH EQUIVALENTS	12 Months Ended
Jan. 03, 2021
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS:Cash and cash equivalents consisted entirely of bank balances as at January 3, 2021 and December 29, 2019.